VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

June 27, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

RE:                          Voya Equity Trust (formerly, ING Equity Trust) (the “Trust”)

(File Nos. 333-56881; 811-8817)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the “1933 Act”) this is to certify that the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 133 to the Trust that would be filed pursuant to 497(c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 133 to the Trust’s Registration Statement on Form N-1A.

If you have any questions, please do not hesitate to contact me at 480-477-2649.

Regards,

/s/ Paul A. Caldarelli

Paul A. Caldarelli
Vice President and Senior Counsel
Voya Investment Management — Voya Family of Funds

cc:                                Huey P. Falgout, Jr., Esq.

Voya Investments, LLC

Dechert LLP